Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [line items]
Cost of sale of goods and services	$ 16,700	$ 17,781	$ 12,996
Salaries, social security costs and other personnel expenses	16,421	14,944	13,742
Depreciation and amortization	16,268	10,676	9,628
Fees and payments for services	4,713	8,375	6,954
Maintenance, security, cleaning, repairs and others	5,444	5,524	4,653
Advertising and other selling expenses	2,934	2,844	3,872
Taxes, rates and contributions	1,388	1,447	1,384
Interconnection and roaming expenses	6,855	6,064	5,241
Fees to other operators	9,711	8,981	6,499
Director's fees	547	745	577
Leases and service charges	175	570	460
Allowance for doubtful accounts, net	1,007	669	673
Other expenses	4,667	3,684	3,679
Total	86,830	82,304	70,358
Costs [Member]
Disclosure of financial liabilities [line items]
Cost of sale of goods and services	16,700	17,781	12,996
Salaries, social security costs and other personnel expenses	6,700	6,287	6,164
Depreciation and amortization	10,057	6,573	5,779
Fees and payments for services	3,627	5,554	4,641
Maintenance, security, cleaning, repairs and others	4,535	4,592	4,058
Advertising and other selling expenses	515	585	693
Taxes, rates and contributions	660	756	690
Interconnection and roaming expenses	6,855	6,064	5,241
Fees to other operators	9,711	8,950	6,499
Director's fees
Leases and service charges	133	133	104
Allowance for doubtful accounts, net
Other expenses	2,711	2,116	2,247
Total	62,204	59,391	49,112
General and administrative expenses [Member]
Disclosure of financial liabilities [line items]
Cost of sale of goods and services
Salaries, social security costs and other personnel expenses	4,089	3,742	3,874
Depreciation and amortization	2,960	1,758	1,519
Fees and payments for services	756	2,671	2,146
Maintenance, security, cleaning, repairs and others	485	559	355
Advertising and other selling expenses		24	13
Taxes, rates and contributions	107	76	162
Interconnection and roaming expenses
Fees to other operators		31
Director's fees	547	745	577
Leases and service charges	23	33	16
Allowance for doubtful accounts, net		13
Other expenses	1,902	991	835
Total	10,869	10,643	9,497
Selling expenses [Member]
Disclosure of financial liabilities [line items]
Cost of sale of goods and services
Salaries, social security costs and other personnel expenses	5,632	4,915	3,704
Depreciation and amortization	3,251	2,345	2,330
Fees and payments for services	330	150	167
Maintenance, security, cleaning, repairs and others	424	373	240
Advertising and other selling expenses	2,419	2,235	3,166
Taxes, rates and contributions	621	615	532
Interconnection and roaming expenses
Fees to other operators
Director's fees
Leases and service charges	19	404	340
Allowance for doubtful accounts, net	1,007	656	673
Other expenses	54	577	597
Total	$ 13,757	$ 12,270	$ 11,749